UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         March 31, 2001

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  885 Third Avenue, 25th Floor
          New York, New York 10022

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (212) 583-8861

Signature, Place and Date of Signing:

Andrew Jacobson     New York, New York       April 30, 2001

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      10

Form 13F Information Table Value Total:      $117,868,847.00



List of Other Included Managers:




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FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone


Biovail Corp              Com		 09067J109 17895 495300Sh    Sole
495300     0    0
Embraer-Empresa Brasileira De Com        29081M102 16657 439500Sh    Sole
439500     0    0
Everest Re Group Ltd      Com		 G3223R108 10397 156300Sh    Sole
156300     0    0
Fomento Economico Mexicano SA Spon ADR Units 344419106  10230 288100Sh    Sole
288100     0    0
Precision Drilling Corp   Com            74022D100  16501  462600Sh    Sole
462600     0    0
Royal Dutch Pete Co       NY Reg GLD 1.25 780257804 15623 281800Sh    Sole
281800     0    0
RyanAIr Hldgs PLC	  Sponsored ADR  783513104  5522 124100Sh    Sole
124100     0    0
Teva Pharmaceutical Inds LADR            881624209  10532 192800Sh    Sole
192800     0    0
Unilever NV		  NY Shs New     904784709  5359  101800Sh    Sole
101800     0    0
Vodafone Group PLC New    Sponsored ADR  92857W100  9152  337100Sh    Sole
337100     0    0
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